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Liberty Funds Group




July 15, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust IV (Trust)
           - Liberty Municipal Money Market Fund (Fund)
          File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated July 15, 2002 for the Fund does not differ from that contained in Post-Effective Amendment No. 64 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 12, 2002.

The Fund's Prospectus and Statement of Additional Information dated
July 15, 2002 are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST IV


Tracy S. DiRienzo
Assistant Secretary

Enclosures

cc:      K. Ouellette (Ropes & Gray)
         R. Borden (E&Y)
         V. Wallace


One Financial Center, Boston, MA 02110-2621